Notes on the Consolidated Statements of Operations and Comprehensive Loss - Sales and marketing expenses (Details) - Sales and marketing expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Income Statement [Line Items]
Personnel costs	€ 3,865	€ 3,183	€ 2,921
Depreciation and amortization	745	1,176	1,723
Impairment of intangible assets	703	0	0
Third party services	414	209	0
Other	242	271	705
Office expenses	139	99	191
Total sales and marketing expenses	€ 6,108	€ 4,938	€ 5,540